CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 27, 2015		Mar. 28, 2014
Income Statement [Abstract]
Net sales	$ 411,747	[1]	$ 392,469	[1]
Cost of sales	269,688		256,679
Gross profit	142,059		135,790
Operating Expenses:
Selling, general and administrative expenses	115,875		113,975
Depreciation and amortization	13,110		12,604
Merger related expenses	0		102
Total operating expenses	128,985		126,681
Operating income	13,074		9,109
Loss on extinguishment of debt, net	(6,655)		(4,153)
Interest expense	(12,867)		(15,684)
Interest and other income	188		192
Loss before income taxes	(6,260)		(10,536)
Income tax benefit	(2,504)		(4,442)
Net loss	$ (3,756)		$ (6,094)

[1]	The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.